Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2019

AFF5-QTLY-0220
1.811311.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% 2/27/20 (a)
(Cost $59,852)	60,000	59,859
	Shares	Value

Domestic Equity Funds - 14.0%
Fidelity Advisor Series Equity Growth Fund (b)	147,931	$2,096,185
Fidelity Advisor Series Growth Opportunities Fund (b)	106,641	1,381,007
Fidelity Advisor Series Small Cap Fund (b)	88,004	1,019,962
Fidelity Series All-Sector Equity Fund (b)	92,915	963,532
Fidelity Series Commodity Strategy Fund (b)	1,217,293	5,794,316
Fidelity Series Large Cap Stock Fund (b)	231,576	3,668,165
Fidelity Series Large Cap Value Index Fund (b)	30,061	396,502
Fidelity Series Opportunistic Insights Fund (b)	108,136	1,957,254
Fidelity Series Small Cap Opportunities Fund (b)	90,817	1,271,439
Fidelity Series Stock Selector Large Cap Value Fund (b)	187,728	2,387,898
Fidelity Series Value Discovery Fund (b)	173,647	2,359,861
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,845,102)		23,296,121

International Equity Funds - 14.2%
Fidelity Series Canada Fund (b)	53,102	599,519
Fidelity Series Emerging Markets Fund (b)	95,154	928,706
Fidelity Series Emerging Markets Opportunities Fund (b)	404,582	8,346,530
Fidelity Series International Growth Fund (b)	311,147	5,451,288
Fidelity Series International Small Cap Fund (b)	64,549	1,117,343
Fidelity Series International Value Fund (b)	509,985	5,048,854
Fidelity Series Overseas Fund (b)	199,786	2,153,692
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,334,294)		23,645,932

Bond Funds - 51.5%
Fidelity Series Emerging Markets Debt Fund (b)	108,276	1,039,448
Fidelity Series Floating Rate High Income Fund (b)	30,092	279,857
Fidelity Series High Income Fund (b)	126,345	1,211,648
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,786,048	17,949,780
Fidelity Series International Credit Fund (b)	11,909	120,041
Fidelity Series Investment Grade Bond Fund (b)	5,199,002	60,152,458
Fidelity Series Long-Term Treasury Bond Index Fund (b)	462,112	4,071,205
Fidelity Series Real Estate Income Fund (b)	75,818	843,849
TOTAL BOND FUNDS
(Cost $81,667,982)		85,668,286

Short-Term Funds - 20.3%
Fidelity Cash Central Fund 1.58% (c)	93,773	93,791
Fidelity Series Government Money Market Fund 1.65% (b)(d)	26,879,828	26,879,828
Fidelity Series Short-Term Credit Fund (b)	663,104	6,684,085
TOTAL SHORT-TERM FUNDS
(Cost $33,574,304)		33,657,704
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $151,481,534)		166,327,902
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,353)
NET ASSETS - 100%		$166,257,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2020	$161,555	$(486)	$(486)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	March 2020	305,475	(2,867)	(2,867)
TOTAL FUTURES CONTRACTS					$(3,353)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,934.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,237
Total	$3,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,870,805	$442,781	$1,310,668	$267,679	$315,714	$(222,447)	$2,096,185
Fidelity Advisor Series Growth Opportunities Fund	1,941,632	442,352	915,549	326,904	248,100	(335,528)	1,381,007
Fidelity Advisor Series Small Cap Fund	1,316,124	126,607	546,981	30,483	45,212	79,000	1,019,962
Fidelity Series All-Sector Equity Fund	1,208,342	164,552	500,717	72,039	19,469	71,886	963,532
Fidelity Series Canada Fund	491,028	135,034	79,171	13,261	1,267	51,361	599,519
Fidelity Series Commodity Strategy Fund	3,777,399	2,743,268	720,553	87,834	(99,275)	93,477	5,794,316
Fidelity Series Emerging Markets Debt Fund	1,296,523	136,283	393,999	57,657	(13,538)	14,179	1,039,448
Fidelity Series Emerging Markets Fund	747,394	279,070	96,407	19,644	(2,087)	736	928,706
Fidelity Series Emerging Markets Opportunities Fund	6,978,846	1,657,638	1,143,828	205,971	36,557	817,317	8,346,530
Fidelity Series Floating Rate High Income Fund	281,244	29,528	31,731	12,680	(541)	1,357	279,857
Fidelity Series Government Money Market Fund 1.65%	24,410,293	5,776,836	3,307,301	425,405	--	--	26,879,828
Fidelity Series High Income Fund	1,422,298	145,076	380,627	61,085	8,269	16,632	1,211,648
Fidelity Series Inflation-Protected Bond Index Fund	18,540,350	2,668,505	3,806,044	242,919	52,566	494,403	17,949,780
Fidelity Series International Credit Fund	110,876	7,060	--	7,060	--	1,417	120,041
Fidelity Series International Growth Fund	5,140,697	534,615	995,613	191,897	271,319	500,270	5,451,288
Fidelity Series International Small Cap Fund	1,214,064	133,532	360,704	50,510	61,437	69,014	1,117,343
Fidelity Series International Value Fund	4,966,505	540,000	771,673	197,281	33,908	280,114	5,048,854
Fidelity Series Investment Grade Bond Fund	56,274,393	8,468,008	6,611,233	1,384,024	35,417	1,985,873	60,152,458
Fidelity Series Large Cap Stock Fund	4,904,833	662,354	2,235,292	295,228	299,290	36,980	3,668,165
Fidelity Series Large Cap Value Index Fund	563,882	57,525	257,476	24,618	46,211	(13,640)	396,502
Fidelity Series Long-Term Treasury Bond Index Fund	7,760,695	916,363	4,908,579	413,333	446,402	(143,676)	4,071,205
Fidelity Series Opportunistic Insights Fund	2,678,749	329,823	1,173,715	166,581	390,951	(268,554)	1,957,254
Fidelity Series Overseas Fund	--	1,969,764	--	7,944	--	183,928	2,153,692
Fidelity Series Real Estate Income Fund	821,696	103,951	99,425	51,029	1,960	15,667	843,849
Fidelity Series Short-Term Credit Fund	6,045,818	1,381,369	812,872	134,060	877	68,893	6,684,085
Fidelity Series Small Cap Opportunities Fund	1,690,691	227,365	707,725	97,061	213,590	(152,482)	1,271,439
Fidelity Series Stock Selector Large Cap Value Fund	3,223,692	348,638	1,415,584	119,140	147,005	84,147	2,387,898
Fidelity Series Value Discovery Fund	3,185,718	350,117	1,417,732	93,602	198,677	43,081	2,359,861
	163,864,587	30,778,014	35,001,199	5,056,929	2,758,757	3,773,405	166,174,252

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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